Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
4.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses are as follows:

	March 31, 2017	December 31, 2016
Accounts payable	$1,871,662	$1,135,608
Professional fees	300,356	200,468
Accrued bonus	125,576	—
Accrued interest	—	483,442
Accrued vacation	106,199	52,835
Accrued project costs	510,828	541,158
Other	55,427	57,459

Total accounts payable and accrued expenses	$2,970,048	$2,470,970

5.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses are as follows:

	December 31
	2016	2015
Accounts payable	$1,135,608	$890,610
Professional fees	200,468	126,722
Accrued bonus	—	380,020
Accrued interest	483,442	—
Accrued vacation	52,835	56,796
Accrued project costs	541,158	696,158
Other	57,459	9,568

Total accounts payable and accrued expenses	$2,470,970	$2,159,874